PAPP INVESTMENT TRUST

April 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Papp Investment Trust

File No. 333-163423

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 17 to Papp Investment Trust’s Registration Statement on form N-1A, and (ii) the text of Post-Effective Amendment No. 17 has been filed electronically.

Please contact the undersigned at (513) 587-3433 if you have any questions.

Very truly yours,

/s/Benjamin V. Mollozzi

Benjamin V. Mollozzi

Secretary